Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	client added 9/30 financials and made edits throughout
Entity Registrant Name	DARKPULSE, INC.
Entity Central Index Key	0000866439
Entity Tax Identification Number	87-0472109
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Columbus Circle
Entity Address, Address Line Two	Floor 15
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	800
Local Phone Number	436-1436
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false